Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)

The provision for income taxes using the statutory federal income tax rate of 34% as compared to the Company’s effective tax rate is summarized as follows:

	December 31,
	2012	2011

Federal tax benefit at statutory rate	$(3,878,000)	$(1,697,000)
State tax benefit, net	(501,000)	(291,000)
Loss on extinguishment of debt	958,000	-
Other differences	-	-
Change in valuation allowance	3,421,000	1,988,000

Provision for income taxes	$-	$-

Schedule of Deferred Tax Assets

Significant components of the Company’s deferred tax assets are as follows:

	December 31,
	2012	2011

Deferred tax assets:
Federal and state net operating loss carryforwards	$3,279,000	$1,821,000
Stock-based compensation	857,000	857,000
California franchise tax	(242,000)	(94,000)
Differences in tax basis	2,430,000	466,000
Accrued expenses and other	163,000	16,000

Total deferred tax assets	6,487,000	3,066,000

Less valuation allowance	(6,487,000)	(3,066,000)

Net deferred income tax asset	$-	$-